Employee benefits	12 Months Ended
Dec. 31, 2018
Disclosure Text Block
Pension and postretirement benefits

Note 31 – Employee benefits

Certain employees of BPPR are covered by three non-contributory defined benefit pension plans, the Banco Popular de Puerto Rico Retirement Plan and two Restoration Plans. Pension benefits are based on age, years of credited service, and final average compensation (the “Pension Plans”).

The Pension Plans are currently closed to new hires and the accrual of benefits are frozen to all participants. The Pension Plan’s benefit formula is based on a percentage of average final compensation and years of service as of the plan freeze date. Normal retirement age under the retirement plan is age 65 with 5 years of service. Pension costs are funded in accordance with minimum funding standards under the Employee Retirement Income Security Act of 1974 (“ERISA”). Benefits under the Pension Plans are subject to the U.S. and Puerto Rico Internal Revenue Code limits on compensation and benefits. Benefits under restoration plans restore benefits to selected employees that are limited under the Banco Popular de Puerto Rico Retirement Plan due to U.S. and Puerto Rico Internal Revenue Code limits and a compensation definition that excludes amounts deferred pursuant to nonqualified arrangements.

In addition to providing pension benefits, BPPR provides certain health care benefits for certain retired employees (the “OPEB Plan”). Regular employees of BPPR, hired before February 1, 2000, may become eligible for health care benefits, provided they reach retirement age while working for BPPR.

The Corporation’s funding policy is to make annual contributions to the plans, when necessary, in amounts which fully provide for all benefits as they become due under the plans.

The Corporation’s pension fund investment strategy is to invest in a prudent manner for the exclusive purpose of providing benefits to participants. A well defined internal structure has been established to develop and implement a risk-controlled investment strategy that is targeted to produce a total return that, when combined with BPPR contributions to the fund, will maintain the fund’s ability to meet all required benefit obligations. Risk is controlled through diversification of asset types, such as investments in domestic and international equities and fixed income.

Equity investments include various types of stock and index funds. Also, this category includes Popular, Inc.’s common stock. Fixed income investments include U.S. Government securities and other U.S. agencies’ obligations, corporate bonds, mortgage loans, mortgage-backed securities and index funds, among others. A designated committee periodically reviews the performance of the pension plans’ investments and assets allocation. The Trustee and the money managers are allowed to exercise investment discretion, subject to limitations established by the pension plans’ investment policies. The plans forbid money managers to enter into derivative transactions, unless approved by the Trustee.

The overall expected long-term rate-of-return-on-assets assumption reflects the average rate of earnings expected on the funds invested or to be invested to provide for the benefits included in the benefit obligation. The assumption has been determined by reflecting expectations regarding future rates of return for the plan assets, with consideration given to the distribution of the investments by asset class and historical rates of return for each individual asset class. This process is reevaluated at least on an annual basis and if market, actuarial and economic conditions change, adjustments to the rate of return may come into place.

The Pension Plans weighted average asset allocation as of December 31, 2018 and 2017 and the approved asset allocation ranges, by asset category, are summarized in the table below.

	Minimum allotment	Maximum allotment	2018	2017
Equity	0%	70%	32%	40%
Debt securities	0%	100%	65%	57%
Popular related securities	0%	5%	1%	N.M.
Cash and cash equivalents	0%	100%	2%	3%
N.M - Not meaningful, less than 1%

The following table sets forth by level, within the fair value hierarchy, the Pension Plans’ assets at fair value at December 31, 2018 and 2017. Investments measured at net asset value per share (“NAV”) as a practical expedient have not been classified in the fair value hierarchy, but are presented in order to permit reconciliation of the plans’ assets.

	2018					2017
(In thousands)	Level 1	Level 2	Level 3	Measured at NAV	Total	Level 1	Level 2	Level 3	Measured at NAV	Total
Obligations of the U.S. Government and its agencies	$-	$165,832	$-	$7,137	$172,969	$-	$130,721	$-	$7,566	$138,287
Corporate bonds and debentures	-	256,657	-	6,987	263,644	-	283,947	-	7,858	291,805
Equity securities - Common Stocks	90,175	-	-	-	90,175	123,052	-	-	-	123,052
Equity securities - ETF's	39,394	29,635	-	-	69,029	54,110	49,779	-	-	103,889
Foreing commingled trust funds	-	-	-	59,362	59,362	-	-	-	74,013	74,013
Mutual fund	-	3,630	-	-	3,630	-	4,510	-	-	4,510
Mortgage-backed securities	-	11,349	-	-	11,349	-	4,539	-	-	4,539
Private equity investments	-	-	68	-	68	-	-	182	-	182
Cash and cash equivalents	10,573	-	-	-	10,573	22,686	-	-	-	22,686
Accrued investment income	-	-	5,024	-	5,024	-	-	4,576	-	4,576
Total assets	$140,142	$467,103	$5,092	$73,486	$685,823	$199,848	$473,496	$4,758	$89,437	$767,539

The closing prices reported in the active markets in which the securities are traded are used to value the investments.

Following is a description of the valuation methodologies used for investments measured at fair value:

  Obligations of U.S. Government and its agencies - The fair value of Obligations of U.S. Government and agencies obligations is based on an active exchange market and is based on quoted market prices for similar securities. These securities are classified as Level 2. U.S. agency structured notes are priced based on a bond’s theoretical value from similar bonds defined by credit quality and market sector and for which the fair value incorporates an option adjusted spread in deriving their fair value. These securities are classified as Level 2, except for the governmental index funds that are measured at NAV.
  Corporate bonds and debentures - Corporate bonds and debentures are valued at fair value at the closing price reported in the active market in which the bond is traded. These securities are classified as Level 2, except for the corporate bond funds that are measured at NAV.
  Equity securities – common stocks - Equity securities with quoted market prices obtained from an active exchange market and high liquidity are classified as Level 1.
  Equity securities – ETF’s – Exchange Traded Funds shares with quoted market prices obtained from an active exchange market. Highly liquid ETF’s are classified as Level 1 while less liquid ETF’s are classified as Level 2.
  Foreign commingled trust fund- Collective investment funds are valued at the NAV of shares held by the plan at year end.
  Mutual funds – Mutual funds are valued at the NAV of shares held by the plan at year end. Mutual funds are classified as Level 2.
  Mortgage-backed securities – The fair value is based on trade data from brokers and exchange platforms where these instruments regularly trade.  Certain agency mortgage and other asset backed securities (“MBS”) are priced based on a bond’s theoretical value from similar bonds defined by credit quality and market sector. Their fair value incorporates an option adjusted spread and prepayment projections. The agency MBS are classified as Level 2.
  Private equity investments - Private equity investments include an investment in a private equity fund. The fund value is recorded at its net realizable value which is affected by the changes in the fair market value of the investments held in the fund. This fund is classified as Level 3.
  Cash and cash equivalents - The carrying amount of cash and cash equivalents is a reasonable estimate of the fair value since it is available on demand or due to their short-term maturity. Cash and cash equivalents are classified as Level 1.
  Accrued investment income – Given the short-term nature of these assets, their carrying amount approximates fair value. Since there is a lack of observable inputs related to instrument specific attributes, these are reported as Level 3.

The preceding valuation methods may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table presents the change in Level 3 assets measured at fair value.

(In thousands)	2018	2017
Balance at beginning of year	$4,758	$3,555
Actual return on plan assets:
Change in unrealized (loss) gain relating to instruments still held at the reporting date	-	-
Purchases, sales, issuance, settlements, paydowns and maturities (net)	334	1,203
Balance at end of year	$5,092	$4,758

There were no transfers in and/or out of Level 3 for financial instruments measured at fair value on a recurring basis during the years ended December 31, 2018 and 2017. There were no transfers in and/or out of Level 1 and Level 2 during the years ended December 31, 2018 and 2017.

Information on the shares of common stock held by the pension plans is provided in the table that follows.

(In thousands, except number of shares information)	2018	2017
Shares of Popular, Inc. common stock	152,804	149,127
Fair value of shares of Popular, Inc. common stock	$7,215	$5,293
Dividends paid on shares of Popular, Inc. common stock held by the plan	$151	$132

The following table sets forth the aggregate status of the plans and the amounts recognized in the consolidated financial statements at December 31, 2018 and 2017.

	Pension Plans		OPEB Plan
(In thousands)	2018	2017	2018	2017
Change in benefit obligation:
Benefit obligation at beginning of year	$816,988	$778,658	$170,720	$162,365
Service cost	-	-	1,028	1,026
Interest cost	25,493	25,889	5,562	5,703
Termination benefit loss	-	-	1,790	-
Actuarial (gain) loss	(47,549)	52,125	(20,547)	6,983
Benefits paid	(40,374)	(39,684)	(5,138)	(5,357)
Benefit obligation at end of year	$754,558	$816,988	$153,415	$170,720
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$767,539	$697,129	$-	$-
Actual return on plan assets	(41,572)	93,857	-	-
Employer contributions	230	16,237	5,138	5,357
Benefits paid	(40,374)	(39,684)	(5,138)	(5,357)
Fair value of plan assets at end of year	$685,823	$767,539	$-	$-
Amounts recognized in accumulated other comprehensive loss:
Net prior service cost	$-	$-	$-	$(3,470)
Net loss	304,330	290,327	5,720	27,549
Accumulated other comprehensive loss (AOCL)	$304,330	$290,327	$5,720	$24,079
Reconciliation of net (liabilities) assets:
Net (liabilities) assets at beginning of year	$(49,449)	$(81,529)	$(170,720)	$(162,365)
Amount recognized in AOCL at beginning of year, pre-tax	290,327	311,166	24,079	13,865
Amount prepaid at beginning of year	240,878	229,637	(146,641)	(148,500)
Net periodic benefit income (cost)	(5,513)	(4,996)	(4,402)	(3,498)
Additional benefit cost	-	-	(1,790)	-
Contributions	230	16,237	5,138	5,357
Amount prepaid at end of year	235,595	240,878	(147,695)	(146,641)
Amount recognized in AOCL	(304,330)	(290,327)	(5,720)	(24,079)
Net (liabilities) assets at end of year	$(68,735)	$(49,449)	$(153,415)	$(170,720)

The table below presents a breakdown of the plans’ assets and liabilities at December 31, 2018 and 2017.

	Pension Plans		OPEB Plan
(In thousands)	2018	2017	2018	2017
Current liabilities	$225	$232	$8,007	$6,202
Non-current liabilities	68,510	49,217	145,408	164,518

The following table presents the funded status of the plans at December 31, 2018 and 2017.

	Pension Plans		OPEB Plan
(In thousands)	2018	2017	2018	2017
Benefit obligation at end of year	$(754,558)	$(816,988)	$(153,415)	$(170,720)
Fair value of plan assets at end of year	685,823	767,539	-	-
Funded status at year end	$(68,735)	$(49,449)	$(153,415)	$(170,720)

The following table presents the change in accumulated other comprehensive loss (“AOCL”), pre-tax, for the years ended December 31, 2018 and 2017.

(In thousands)	Pension Plans		OPEB Plan
	2018	2017	2018	2017
Accumulated other comprehensive loss at beginning of year	$290,327	$311,166	$24,079	$13,865
Increase (decrease) in AOCL:
Recognized during the year:
Prior service (cost) credit	-	-	3,470	3,800
Amortization of actuarial losses	(20,260)	(21,859)	(1,282)	(569)
Occurring during the year:
Net actuarial (gains) losses	34,263	1,020	(20,547)	6,983
Total (decrease) increase in AOCL	14,003	(20,839)	(18,359)	10,214
Accumulated other comprehensive loss at end of year	$304,330	$290,327	$5,720	$24,079

The following table presents the amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during 2019.

(In thousands)	Pension Plans	OPEB Plan
Net prior service cost	$-	$-
Net actuarial loss	$23,506	$-

The following table presents information for plans with a projected benefit obligation in excess of plan assets for the years ended December 31, 2018 and 2017.

	Pension Plans		OPEB Plan
(In thousands)	2018	2017	2018	2017
Projected benefit obligation	$754,558	$816,988	$153,415	$170,720
Accumulated benefit obligation	754,558	816,988	153,415	170,720
Fair value of plan assets	685,823	767,539	-	-

The Corporation estimates the service and interest cost components utilizing a full yield curve approach in the estimation of these components by applying the specific spot rates along the yield curve used in the determination of the benefit obligation to their underlying projected cash flows.

To determine benefit obligation at year end, the Corporation used a weighted average of annual spot rates applied to future expected cash flows for years ended December 31, 2018 and 2017.

The following table presents the discount rate and assumed health care cost trend rates used to determine the benefit obligation and net periodic benefit cost for the plans:

			Pension Plans		OPEB Plan
Weighted average assumptions used to determine benefit obligation at December 31:			2018	2017	2018	2017
Discount rate for benefit obligation			4.20 - 4.23%	3.54 - 3.56%	4.30%	3.62%
Initial health care cost trend rate			N/A	N/A	5.00%	5.50%
Ultimate health care cost trend rate			N/A	N/A	5.00%	5.00%
Year that the ultimate trend rate is reached			N/A	N/A	2019	2019

	Pension Plans			OPEB Plan
Weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:	2018	2017	2016	2018	2017	2016
Discount rate for benefit obligation	3.54 - 3.56%	3.98 - 4.02%	4.20 - 4.27%	3.62%	4.10%	4.37%
Discount rate for service cost	N/A	N/A	N/A	3.74%	4.30%	4.63%
Discount rate for interest cost	3.16 - 3.20%	3.35 - 3.42%	3.39 - 3.52%	3.32%	3.58%	3.70%
Expected return on plan assets	5.50 - 6.00%	6.50%	6.88%	N/A	N/A	N/A
Initial health care cost trend rate	N/A	N/A	N/A	5.50%	6.00%	6.50%
Ultimate health care cost trend rate	N/A	N/A	N/A	5.00%	5.00%	5.00%
Year that the ultimate trend rate is reached	N/A	N/A	N/A	2019	2019	2019

The following table presents the components of net periodic benefit cost for the years ended December 31, 2018 and 2017.

	Pension Plans			OPEB Plan
(In thousands)	2018	2017	2016	2018	2017	2016
Personnel costs:
Service cost	$-	$-	$-	$1,028	$1,026	$1,156
Other operating expenses:
Interest cost	25,493	25,889	26,558	5,562	5,703	6,021
Expected return on plan assets	(40,240)	(42,752)	(40,646)	-	-	-
Amortization of prior service cost (credit)	-	-	-	(3,470)	(3,800)	(3,800)
Recognized net actuarial loss	20,260	21,859	20,849	1,282	569	1,099
Net periodic benefit (credit) cost	$5,513	$4,996	$6,761	$4,402	$3,498	$4,476
Termination benefit loss	-	-	-	1,790	-	-
Total benefit cost	$5,513	$4,996	$6,761	$6,192	$3,498	$4,476

The termination benefit loss of $1.8 million related to the additional health care benefits provided to the eligible employees that accepted to participate in the “VRP” was recorded as “Personnel costs” in the consolidated statement of operations.

During the years ended December 31, 2018, 2017 and 2016, there is no service cost recognized as part of the net periodic cost for the Pension Plans since the accrual of benefits for all participants has been frozen. As part of the implementation of ASU 2017-07, the other components of net periodic cost other than the service cost components were reclassified from “Personnel costs” to “Other operating expenses” in the consolidated statement of operations in the amount of $ 5.0 million for the year ended December 31, 2017 and $ 6.8 million for the year ended December 31, 2016 for Pension Plans and $ 2.5 million for the year ended December 31, 2017 and $ 3.3 million for the year ended December 31, 2016 for the OPEB Plan.

The Corporation expects to pay the following contributions to the plans during the year ended December 31, 2019.

(In thousands)	2019
Pension Plans	$229
OPEB Plan	$8,128

The Corporation customarily has made contributions to the Pension Plan to maintain a fully funded status for purposes of determining Pension Benefit Guaranty Corporation (“PBGC”) variable rate premiums. If such practice is continued during 2019, the expected contribution to the Pension Plan would increase by up to $44 million.

Assumed health care trend rates generally have a significant effect on the amounts reported for a health care plan. The following table presents the effects of changes in the assumed health care cost trend rates.

	December 31, 2018
	1-percentage point	1-percentage point
(In thousands)	increase	decrease
Effect on total service cost and interest cost components for the year ended	$189	$(288)
Effect on accumulated postretirement benefit obligation at year end	$4,870	$(7,114)

Benefit payments projected to be made from the plans during the next ten years are presented in the table below.

(In thousands)	Pension Plans	OPEB Plan
2019	$46,976	$8,128
2020	44,435	6,645
2021	44,616	6,834
2022	44,883	7,026
2023	45,175	7,244
2024 - 2028	226,988	39,774

Savings plans

The Corporation also provides defined contribution savings plans pursuant to Section 1081.01(d) of the Puerto Rico Internal Revenue Code and Section 401(k) of the U.S. Internal Revenue Code, as applicable, for substantially all the employees of the Corporation. Investments in the plans are participant-directed, and employer matching contributions are determined based on the specific provisions of each plan. Employees are fully vested in the employer’s contribution after five years of service. The cost of providing these benefits in the year ended December 31, 2018 was $12.7 million (2017 - $10 million, 2016 - $8.8 million).

The plans held 1,490,253 (2017 – 1,644,706) shares of common stock of the Corporation with a market value of approximately $70.4 million at December 31, 2018 (2017 - $58.4 million).